Expense Example - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund - Fidelity SAI U.S. Quality Index Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	$ 128